UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      09/30/09

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	 [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Grimes & Company, Inc.
Address:	110 Turnpike Road, Suite 100
		Westborough, MA   01581

Form 13F File Number: 28-11551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Gerald S. Connolly
Title:	CCO
Phone:	508-366-3883

Signature, Place, and Date of Signing:

      Gerald S. Connolly
Westborough, MA          01581          10/26/09

Report Type (Check only one.):

[x] 	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other
reporting manager(s).)

[ ] 	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are
reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		 Name

28-__________________		 ________________________________________________






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0
Form 13FInformation Table Entry Total:                           136
Form 13F Information Table Value Total(thousands):            160698




List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

No. Form 13F File Number Name
28-________________________


                             Form 13F INFORMATION TABLE
Name             	CLASS	CUSIP	        Value   AMT   TYPE      Inv. Other  Voting

3M Company		COM	88579Y101	3544	48019	SH	SOLE	0	SOLE
Abbot Laboratories	COM	002824100	16	330	SH	OTHER	0	SOLE
Abbot Laboratories	COM	002824100	2527	51083	SH	SOLE	0	SOLE
Accenture Ltd		COM	G1150G111	3080	82652	SH	SOLE	0	SOLE
American Express	COM	025816109	2	51	SH	OTHER	0	SOLE
American Express	COM	025816109	284	8379	SH	SOLE	0	SOLE
Apple Computer Inc.	COM	037833100	463	2500	SH	OTHER	0	SOLE
Apple Computer Inc.	COM	037833100	358	1929	SH	SOLE	0	SOLE
Applied Materials Inc.	COM	038222105	1920	143469	SH	SOLE	0	SOLE
Astrazeneca PLC		COM	046353108	54	1198	SH	OTHER	0	SOLE
Astrazeneca PLC		COM	046353108	2671	59413	SH	SOLE	0	SOLE
AT&T Inc. Com		COM	00206R102	438	16223	SH	SOLE	0	SOLE
Automatic Data Proc	COM	053015103	13	320	SH	OTHER	0	SOLE
Automatic Data Proc	COM	053015103	2802	71297	SH	SOLE	0	SOLE
Avon Products, Inc.	COM	054303102	2490	73333	SH	SOLE	0	SOLE
Bank of America		COM	060505104	2	145	SH	OTHER	0	SOLE
Bank of America		COM	060505104	269	15870	SH	OTHER	0	SOLE
Bank of America		COM	060505104	2289	135309	SH	SOLE	0	SOLE
Bearcat Explorations	COM	073846107	0	10000	SH	SOLE	0	SOLE
Berkshire Hath Cl A	COM	084670108	202	2	SH	OTHER	0	SOLE
Berkshire Hath Cl A	COM	084670108	202	2	SH	SOLE	0	SOLE
Berkshire Hath Cl B	COM	084670207	83	25	SH	OTHER	0	SOLE
Berkshire Hath Cl B	COM	084670207	734	221	SH	SOLE	0	SOLE
BP PLC			COM	055622104	49	917	SH	OTHER	0	SOLE
BP PLC			COM	055622104	505	9491	SH	SOLE	0	SOLE
Brlgtn Nthn San Fe C	COM	12189T104	283	3547	SH	SOLE	0	SOLE
Chesapeake Energy	COM	165167107	2671	94042	SH	SOLE	0	SOLE
ChevronTexaco Corp	COM	166764100	574	8152	SH	SOLE	0	SOLE
Cisco Systems, Inc.	COM	17275R102	9	400	SH	OTHER	0	SOLE
Cisco Systems, Inc.	COM	17275R102	4281	181877	SH	SOLE	0	SOLE
Citigroup Inc.		COM	172967101	103	21270	SH	SOLE	0	SOLE
Clorox			COM	189054109	2258	38396	SH	SOLE	0	SOLE
Coca-Cola Company	COM	191216100	6	121	SH	OTHER	0	SOLE
Coca-Cola Company	COM	191216100	32	600	SH	OTHER	0	SOLE
Coca-Cola Company	COM	191216100	569	10590	SH	SOLE	0	SOLE
Covidien LTD		COM	G2552X108	2099	48522	SH	SOLE	0	SOLE
Cronus Corp.		COM	226903102	0	10000	SH	SOLE	0	SOLE
Curis, Inc.		COM	231269101	40	17000	SH	SOLE	0	SOLE
CVS Corporation		COM	126650100	2084	58310	SH	SOLE	0	SOLE
Devon Energy Corp	COM	25179M103	2	23	SH	OTHER	0	SOLE
Devon Energy Corp	COM	25179M103	2518	37405	SH	SOLE	0	SOLE
Diageo plc		COM	25243Q205	38	610	SH	OTHER	0	SOLE
Diageo plc		COM	25243Q205	395	6425	SH	SOLE	0	SOLE
Dominion Resources	COM	25746U109	264	7654	SH	SOLE	0	SOLE
DPAC Technologies	COM	233269109	0	1000	SH	SOLE	0	SOLE
EI du Pt de Nemrs C	COM	263534109	2676	83272	SH	SOLE	0	SOLE
Eaton			COM	278058102	390	6900	SH	SOLE	0	SOLE
Eaton Vance Corp.	COM	278265103	224	8000	SH	SOLE	0	SOLE
EMC Corporation		COM	268648102	1276	74871	SH	SOLE	0	SOLE
Emerson Electric Co.	COM	291011104	37	920	SH	OTHER	0	SOLE
Emerson Electric Co.	COM	291011104	1911	47679	SH	SOLE	0	SOLE
Energen Corporation	COM	29265N108	313	7258	SH	SOLE	0	SOLE
ENSCO International	COM	26874Q100	1621	38096	SH	SOLE	0	SOLE
Exelon Corporation	COM	30161N101	2477	49913	SH	SOLE	0	SOLE
Exxon Mobil Corp	COM	30231G102	255	3715	SH	OTHER	0	SOLE
Exxon Mobil Corp	COM	30231G102	6369	92830	SH	SOLE	0	SOLE
Ford Motor Company	COM	345370860	74	10320	SH	SOLE	0	SOLE
Fortune Nat Res Co	COM	349681106	0	18000	SH	SOLE	0	SOLE
FPL Group, Inc		COM	302571104	2	31	SH	OTHER	0	SOLE
FPL Group, Inc		COM	302571104	2071	37497	SH	SOLE	0	SOLE
General Electric Co	COM	369604103	22	1310	SH	OTHER	0	SOLE
General Electric Co	COM	369604103	33	2000	SH	OTHER	0	SOLE
General Electric Co	COM	369604103	2839	172908	SH	SOLE	0	SOLE
Genuine Parts Co	COM	372460105	2557	67188	SH	SOLE	0	SOLE
Gerber Scientific 	COM	373730100	60	10000	SH	SOLE	0	SOLE
Hewlett-Packard Co	COM	428236103	196	4154	SH	SOLE	0	SOLE
Home Depot, Inc.	COM	437076102	2067	77588	SH	SOLE	0	SOLE
Illinois Tool Works	COM	452308109	2597	60803	SH	SOLE	0	SOLE
Ingersoll-Rand Co Ltd	COM	G47791101	456	14860	SH	SOLE	0	SOLE
Intel Corporation	COM	458140100	3470	177328	SH	SOLE	0	SOLE
International Bus Mach	COM	459200101	4	35	SH	OTHER	0	SOLE
Internatl Business Mach	COM	459200101	5921	49501	SH	SOLE	0	SOLE
ISCO International	COM	46426P103	0	58700	SH	SOLE	0	SOLE
ITT Corporation		COM	450911102	2127	40787	SH	SOLE	0	SOLE
J.P. Morgan Chase & Co.	COM	46625H100	3615	82506	SH	SOLE	0	SOLE
Jacobs Engineering Grp 	COM	469814107	2580	56139	SH	SOLE	0	SOLE
Johnson & Johnson	COM	478160104	3	49	SH	OTHER	0	SOLE
Johnson & Johnson	COM	478160104	253	4148	SH	OTHER	0	SOLE
Johnson & Johnson	COM	478160104	4526	74332	SH	SOLE	0	SOLE
Kimberly-Clark Corp	COM	494368103	417	7071	SH	SOLE	0	SOLE
Manulife Finl Corp	COM	56501R106	90	4320	SH	OTHER	0	SOLE
Manulife Finl Corp	COM	56501R106	417	19906	SH	SOLE	0	SOLE
McDonald's Corporation	COM	580135101	3	50	SH	OTHER	0	SOLE
McDonald's Corporation	COM	580135101	2973	52091	SH	SOLE	0	SOLE
Med Efficiency Delaware	COM	584999AB2	0	60000	SH	SOLE	0	SOLE
Medtronic, Inc.		COM	585055106	2348	63816	SH	SOLE	0	SOLE
MEMSIC, Inc		COM	586264103	150	40000	SH	SOLE	0	SOLE
Microsoft Corporation	COM	594918104	3542	137707	SH	SOLE	0	SOLE
Nestle S.A.		COM	641069406	246	5790	SH	SOLE	0	SOLE
NY Community Bancorp	COM	649445103	195	17070	SH	SOLE	0	SOLE
NIKE, Inc.		COM	654106103	3299	50994	SH	SOLE	0	SOLE
Nokia Corporation	COM	654902204	48	3250	SH	OTHER	0	SOLE
Nokia Corporation	COM	654902204	2235	152877	SH	SOLE	0	SOLE
Novartis AG		COM	66987V109	58	1151	SH	OTHER	0	SOLE
Novartis AG		COM	66987V109	2299	45637	SH	SOLE	0	SOLE
Occidental Petroleum Co	COM	674599105	110	1400	SH	OTHER	0	SOLE
Occidental Petroleum Co	COM	674599105	264	3372	SH	SOLE	0	SOLE
Old Republic Intl Cor	COM	680223104	2427	199299	SH	SOLE	0	SOLE
Oracle Corporation	COM	68389X105	43	2064	SH	OTHER	0	SOLE
Oracle Corporation	COM	68389X105	2299	110297	SH	SOLE	0	SOLE
PACCAR Inc		COM	693718108	324	8599	SH	SOLE	0	SOLE
Patriot Scienfific Corp COM     70336N107	8	28000	SH	SOLE	0	SOLE
PepsiCo, Inc.		COM	713448108	37	625	SH	OTHER	0	SOLE
PepsiCo, Inc.		COM	713448108	3170	54034	SH	SOLE	0	SOLE
Pfizer Inc		COM	717081103	555	33523	SH	SOLE	0	SOLE
Procter & Gamble Comp	COM	742718109	22	380	SH	OTHER	0	SOLE
Procter & Gamble Comp	COM	742718109	4042	69777	SH	SOLE	0	SOLE
QUALCOMM Incorporated	COM	747525103	246	5480	SH	SOLE	0	SOLE
RXi Pharmaceuticals Co	COM	74978T109	25	10100	SH	SOLE	0	SOLE
Schlumberger Limited	COM	806857108	3046	51112	SH	SOLE	0	SOLE
Starent Networks Corp	COM	85528P108	333	13115	SH	SOLE	0	SOLE
SYSCO Corporation	COM	871829107	2395	96360	SH	SOLE	0	SOLE
Texas Instruments Inc	COM	882508104	1965	82959	SH	SOLE	0	SOLE
The Hanover Insur Grp I	COM	410867105	1177	28472	SH	OTHER	0	SOLE
The Hanover Insur Grp I	COM	410867105	50	1200	SH	SOLE	0	SOLE
The TD Bank USA		COM	891160509	14	212	SH	OTHER	0	SOLE
The TD Bank USA		COM	891160509	1197	18570	SH	SOLE	0	SOLE
Transocean Inc.		COM	G90073100	49	575	SH	OTHER	0	SOLE
Transocean Inc.		COM	G90073100	2542	29721	SH	SOLE	0	SOLE
U.S. Bancorp		COM	902973304	590	26980	SH	OTHER	0	SOLE
U.S. Bancorp		COM	902973304	40	1824	SH	SOLE	0	SOLE
United Parcel Service	COM	911312106	2079	36815	SH	SOLE	0	SOLE
United Technologies Co	COM	913017109	3699	60711	SH	SOLE	0	SOLE
Universal Express Inc	COM	91349P103	0	32000	SH	SOLE	0	SOLE
V.F. Corporation	COM	918204108	254	3500	SH	SOLE	0	SOLE
Verizon Communications 	COM	92343V104	529	17480	SH	SOLE	0	SOLE
Vodafone Group PLC	COM	92857W209	52	2300	SH	OTHER	0	SOLE
Vodafone Group PLC	COM	92857W209	2624	116621	SH	SOLE	0	SOLE
Wal-Mart Stores, Inc.	COM	931142103	3	55	SH	OTHER	0	SOLE
Wal-Mart Stores, Inc.	COM	931142103	2799	57020	SH	SOLE	0	SOLE
Waste Management Inc.	COM	939322103	2273	76222	SH	SOLE	0	SOLE
Wastech Inc		COM	94107F101	0	21800	SH	SOLE	0	SOLE
Wells Fargo & Company	COM	949746101	1687	59865	SH	SOLE	0	SOLE
Western Union		COM	959802109	46	2415	SH	OTHER	0	SOLE
Western Union		COM	959802109	1681	88864	SH	SOLE	0	SOLE
Zimmer Holdings, Inc.	COM	98956P102	1437	26887	SH	SOLE	0	SOLE